STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
STOCKHOLDERS' DEFICIT

10.   STOCKHOLDERS’ DEFICIT

Common stock

As of December 31, 2020, and 2019, Hyperfine had authorized 125,000,000 and 57,000,000 shares of common stock (“Hyperfine common stock”) at $0.0001 par value per share, of which a total of 4,812,083 shares and 4,605,299 shares were outstanding, respectively:

As of December 31, 2020, and 2019, Liminal had 5,000 shares of common stock authorized at $0.001 par value per share, of which 1,000 shares were outstanding.

In addition, as of December 31, 2020 and 2019 Hyperfine had authorized 25,000,000 shares of special- voting common stock (“Hyperfine Special-voting common stock”) as $0.0001 par value per share, of which none were issued or outstanding.

Dividends

Holders of the Hyperfine’s or Liminal’s common stock are not entitled to receive dividends unless declared by the Hyperfine’s board of directors or Liminal’s board of directors, respectively. Any such dividends on the Hyperfine common stock would be subject to the preferential dividend rights of the holders of the Convertible Preferred Stock (see above). There have been no dividends declared to date.

Voting rights

The holders of shares of the Hyperfine common stock are entitled to one vote per share on all matters on which the Hyperfine common stock shall be entitled to vote. The holders of shares of the Hyperfine Special- voting common stock are entitled to 10 votes per share on all matters on which the Hyperfine common stock shall be entitled to vote. The holders of Hyperfine common stock and Hyperfine Special-voting common stock shall vote together and not as separate classes.